DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DiscontinuedOperationsLineItems [Line Items]
Gain (loss) on discontinued operations		$ 18,878,359
Play Beverages LLC [Member]
DiscontinuedOperationsLineItems [Line Items]
Gain (loss) on discontinued operations		$ 18,873,932